Income tax (Details) € in Thousands, $ in Thousands	3 Months Ended			9 Months Ended
	Sep. 30, 2024 EUR (€)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 EUR (€)	Sep. 30, 2024 EUR (€)	Sep. 30, 2023 EUR (€)
Income tax
Income tax expense	€ 32,529		€ 6	€ 34,496	€ 33
Current and deferred tax	€ 9,201	$ 9,201		€ 10,099
Percentage of trade tax	9.00%	9.00%		9.00%
CureVac SE
Income tax
Percentage of trade tax	12.00%	12.00%		12.00%
CureVac Corporate Services GmbH
Income tax
Applicable taxable rate				39.00%